Debt - Senior Notes (Details)		3 Months Ended	8 Months Ended
	Dec. 29, 2023 USD ($) tranche	Jan. 07, 2024 USD ($)	Jan. 07, 2024 USD ($)	Apr. 30, 2023 USD ($)	Mar. 07, 2023 tranche	Apr. 24, 2022 USD ($)	Jun. 04, 2021
Debt Instrument [Line Items]
Number of tranches | tranche					2
Unamortized debt issuance costs and discounts		$ 35,958,000	$ 35,958,000	$ 6,367,000		$ 109,000
Debt issuance costs, net of amortization				$ 1,356,000
Interest rate							1.07%
Senior notes
Debt Instrument [Line Items]
Debt term	5 years
Face amount	$ 90,000,000
Number of tranches | tranche	2
Unamortized debt issuance costs and discounts		27,533,000	27,533,000
Debt issuance costs, net of amortization		491,000	491,000
Debt discount		27,042,000	27,042,000
Interest rate	12.50%
Accrued interest		278,000	278,000
Senior notes | Scenario 1
Debt Instrument [Line Items]
Interest rate	7.50%
Senior notes | Tranche 1 Loan
Debt Instrument [Line Items]
Face amount	$ 50,000,000
Senior notes | Tranche 2 Loan
Debt Instrument [Line Items]
Face amount	40,000,000
Fair value of debt	$ 1,773,000	1,590,000	1,590,000
Gain on change in fair value		$ 183,000	$ 183,000
Variable spread	0.50%